INVENTORIES	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3: -	INVENTORIES

Inventories are comprised of the following:

	June 30,	December 31,
	2025	2024
	Unaudited	Audited

Raw materials, parts and supplies	$14,444	$16,291
Work in progress and assembled raw materials	11,633	10,335
Finished products	22,660	12,264

	$48,737	$38,890

Inventory net write-offs amounted to $1,064 and $1,113 during the six months ended June 30, 2025 and 2024, respectively.